Equity-based participation plans for associates (Details 3) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	9.5	11.7
Weighted average exercise price of share options outstanding at beginning of period	$ 59.4	$ 59.9
Number of share options exercised or sold	(2.1)	(2.2)
Weighted average exercise price of share options exercised or sold	$ 59.2	$ 61.8
Number of share options outstanding at end of period	7.4	9.5
Weighted average exercise price of share options outstanding at end of period	$ 59.5	$ 59.4
Number of share options exercisable			7.4	9.5
Weighted average exercise price of share options exercisable			$ 59.5	$ 59.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Exercise price of outstanding share options			$ 80.1
Number of share options outstanding in share-based payment arrangement	7.4	11.7	7.4	9.5
Weighted average remaining contractual life of outstanding share options | year			3.6
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 59.5	$ 59.9	$ 59.5	$ 59.4
45-49
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.7
Weighted average exercise price of share options outstanding at end of period	$ 46.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.7		0.7
Weighted average remaining contractual life of outstanding share options | year			1.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 46.7		$ 46.7
50-54
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.1
Weighted average exercise price of share options outstanding at end of period	$ 54.6
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.1		1.1
Weighted average remaining contractual life of outstanding share options | year			2.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 54.6		$ 54.6
55-59
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.7
Weighted average exercise price of share options outstanding at end of period	$ 57.6
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.7		2.7
Weighted average remaining contractual life of outstanding share options | year			3.3
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 57.6		$ 57.6
65-70
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.9
Weighted average exercise price of share options outstanding at end of period	$ 66.1
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.9		2.9
Weighted average remaining contractual life of outstanding share options | year			5.0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 66.1		$ 66.1